Description of Business - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2017	Jan. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Jan. 18, 2017	Dec. 21, 2016	Mar. 30, 2016	Oct. 15, 2015	Oct. 14, 2015	Mar. 31, 2015
Description Of Business [Line Items]
Retained Earnings (Accumulated Deficit), Total			$ (41,266,193)		$ (37,654,381)	$ (28,684,565)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations					$ 8,100,000	1,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.1485				$ 10.00	$ 9.00	$ 9.00
Cash and Cash Equivalents, at Carrying Value, Total			31,206,495	$ 6,509,589	$ 8,664,211	9,270,010						$ 5,014,242
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total			(3,833,054)	$ (899,378)	(8,681,915)	(8,173,389)
Deconsolidation, Gain (Loss), Amount					242,411	0
Cash and Cash Equivalents Decrease From Deconsolidation Of Variable Interest Entity					858,670	0
Short-term Debt					9,900,000	200,000
Line of Credit, Current			25,000		62,500	188,764
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									555,555	1,111,111
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders					1,200,000	$ 702,642
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		275,000
Increase (Decrease) in Operating Capital			$ 3,100,000
ApolloMed ACO [Member]
Description Of Business [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Noncontrolling Interest, Ownership Percentage by Parent								18.00%
Network Medical Management, Inc. [Member]
Description Of Business [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11
Equity Method Investment, Ownership Percentage							50.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	850,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	499,000
Noncontrolling Interest, Ownership Percentage by Parent								82.00%
Hendel [Member]
Description Of Business [Line Items]
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders					$ 1,023,183